Document and Entity Information	0 Months Ended
May 12, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 12, 2014
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	May 12, 2014
Document Effective Date	May 12, 2014
Prospectus Date	Oct. 01, 2013
Dynamic Allocation Fund | Dynamic Allocation Fund
Risk/Return:
Trading Symbol	VDAFX